INCOME TAXES	12 Months Ended
Dec. 31, 2017
Disclosure of income taxes [Abstract]
INCOME TAXES
NOTE 11   -    INCOME TAXES

A.	Composition:

	Year ended December 31
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars
Current taxes:
Current taxes	3,918	4,067	5,745	1,130
Taxes in respect of prior years	141	-	(69)	41
	4,059	4,067	5,676	1,171

Deferred taxes	1,851	1,260	(3,110)	534

	5,910	5,327	2,566	1,705

B.	Reconciliation of the statutory tax rate to the effective tax rate:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Income before Income taxes	30,933	16,179	9,410	8,921
Statutory tax rate	24%	25%	26.5%	24%
Tax computed by statutory tax rate	7,424	4,044	2,494	2,141

Tax increments (savings) due to:
Non-deductible expenses	51	70	29	15
Tax exempt Income	(343)	(33)	(98)	(99)
Profit or loss for tax for which deferred taxes were not provided	(1,196)	1,198	-	(345)
Changes in tax rates	-	88	-	-
Temporary differences for which deferred taxes were not provided	(132)	-	170	(38)
Previous year taxes	141	-	(69)	40
Other	(35)	(40)	40	(9)
	5,910	5,327	2,566	1,705

C.	Deferred Taxes:

	January		December	December
	1, 2017	Change	31, 2017	31, 2017
	NIS	NIS	NIS	US Dollars

Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	67	(842)	(775)	(223)
Employees benefits	352	43	395	114
Allowance for doubtful accounts	516	32	548	158
	935	(767)	168	49
Carry forward tax losses	1,419	(1,084)	335	96
	2,354	(1,851)	503	145

	January		December	December
	1, 2016	Change	31, 2016	31, 2016
	NIS	NIS	NIS	US Dollars

Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(88)	155	67	17
Employees benefits	283	69	352	92
Allowance for doubtful accounts	913	(397)	516	134
	1,108	(173)	935	243
Carry forward tax losses	2,507	(1,088)	1,419	369
	3,615	(1,261)	2,354	612

C.	Additional Information:

(1)	Pursuant to the provisions of Section 145 to the Income Tax Ordinance, tax assessments through the year 2013 are considered final, subject to certain limitations.

(2)
At the beginning of January 2016, the Law for the Amendment of the Income Tax Ordinance was published, enacting a reduction of corporate tax rate beginning on January 1 2016 and thereafter, from 26.5% to 25%. The new corporate tax rate applied to income that was earned or generated as from January 1, 2016.

(3)
In December 2016, the Economic Efficiency Law (Legislative Amendments for Implementing the Economic Policy for the 2017 and 2018 Budget Year), 2016 was published, introducing a reduction in corporate tax rate as from January 1, 2017 to a rate of 24% (instead of 25%) and from January 1, 2018 to a rate of 23%.